Other Non-Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Non-Current Assets
Accrued income			€ 2,000
Longterm deposit accounts	€ 1,745	€ 1,698	792
Security deposits	8	8	8
Tax loss carry back			333
Advances to suppliers - non-current	689
Other noncurrent assets	€ 2,442	€ 1,706	€ 3,135